Goodwill and Intangible Assets - Additional Information (Details)	3 Months Ended		12 Months Ended
	Mar. 31, 2024 USD ($)	Mar. 31, 2023 USD ($)	Dec. 31, 2023 USD ($) Segment	Dec. 31, 2022 USD ($) Segment
Finite-Lived Intangible Assets [Line Items]
Asset Impairment Charges	$ 0	$ 0	$ 0
Number Of Operating Segments | Segment			2	2
Amortization of Intangible Assets	$ 557,000	$ 567,000	$ 2,247,000	$ 2,960,000
Goodwill [Member]
Finite-Lived Intangible Assets [Line Items]
Non-Cash Impairment Charge				58,300,000
Intangible Assets [Member]
Finite-Lived Intangible Assets [Line Items]
Asset Impairment Charges			$ 0	$ 4,800,000